Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

24. Commitments and contingencies

(a)	Commitments

Capital expenditure contracted for but not provided in the consolidated financial statements:

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Software and AI Platform Development	1,338,535	13,313,961	2,978,848

As of December 31, 2024, the Group has remaining contractual commitment amounted to MYR 13,313,961 (USD 2,978,848), mainly arising from certain purchase contracts of IT software such as E-commerce website design, Enterprise Resource Planning (ERP) system and Robotics AI Platform. As of December 31, 2023, the Group has remaining contractual commitment amounted to MYR 1,338,535, mainly arising from certain purchase contracts of IT software such as E-commerce website design, Internet of Things (IoT) management platform, system integration platform and Enterprise Resource Planning (ERP) system signed with suppliers. Significant increase in capital commitment was due to the developments of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems that would enable autonomous and robotic decision making. The majority of this contractual commitment is due within five years and upon the project progress. Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2023 and 2024.

(b)	Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2023 and 2024, and through the issuance date of these consolidated financial statements.